Business Description and Basis of Presentation (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 M	Sep. 30, 2014 M
Business Description, Basis Of Presentation And Liquidity 1		12
Business Description And Basis Of Presentation 1	12
Business Description And Basis Of Presentation 2	107,265,140
Business Description And Basis Of Presentation 3	9,023,966